SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

36.     SUBSEQUENT EVENTS

Disposal of STS-Ukraine–In February 2021, the Group sold 100% stake in LLC “Sitronics Telecom Solutions Ukraine” (“STS-Ukraine”) for RUB 52 million. The results of this transaction will be included in the financial statements of the Group for the year ended December 31, 2021. The Group classified the associated assets and liabilities as “held for sale” as of December 31, 2020 and measured at carrying value. Balances were attributable to “Other” category in reportable segments and comprised of:

Current assents	282
Non-current assets	50

Total assets related to disposal group held for sale	332

Current liabilities	275
Non-current liabilities	16

Total liabilities related to disposal group held for sale	291